Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Loss Per Share [Abstract]
Schedule of basic and diluted EPS calculations
	2019	2018	2017
Year ended March 31,	in 000'$	in 000'$	in 000'$
Numerator
Net income(loss) attributable to owners of the Company	$(2,217)	$123,741	$16,299
Denominator	in 000'	in 000'	in 000'
Weighted average number of shares - Basic	481,987	267,796	254,053
Diluted effect of average number of options	-	1,846	18,150
Weighted average number of shares - Diluted	481,987	269,642	272,193
Basic earnings (loss) per share	$0.00	$0.46	$0.06
Diluted earnings (loss) per share	$0.00	$0.46	$0.06